Financial Instruments (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Period in which the interest rate will reset	30 days
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Period in which the interest rate will reset	60 days